ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Group's subsidiaries, VIEs and VIEs' subsidiaries

	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
Wowo Group Limited (“Wowo BVI”)	January 11, 2011	British Virgin Islands (“BVI”)	100%
Wowo Mall (China) Ltd. (HK) (formerly named Wowo Holding Limited (HK)) (“Wowo HK”)	January 24, 2011	Hong Kong	100%
Beijing Wowo Shijie Information Technology Co., Limited (“Wowo Shijie” or “WOFE”)	May 19, 2011	PRC	100%

VIEs:
Beijing Wowo Tuan Information Technology Co., Ltd. (“Beijing Wowo Tuan”)	December 31, 2010	PRC	N/A
Beijing Kai Yi Shi Dai Network Technology Co., Ltd. (“Kai Yi Shi Dai”)	April 1, 2011	PRC	N/A

VIEs’ subsidiaries:
Wuxi Yuzhong Internet Technology Co., Ltd. (“Wuxi Wowo Tuan”)	February 28, 2011	PRC	N/A
Shenyang Wowo Shijiu Internet Technology Co., Ltd. (“Shenyang Wowo Tuan”)	April 1, 2011	PRC	N/A
Jilin Wowo Tuan Information Technology Co., Ltd. (“Jilin Wowo Tuan”)	June 2, 2011	PRC	N/A
Shandong Wowo Mall Information Technology Co., Ltd. (“Shandong Wowo Tuan”)	September 25, 2013	PRC	N/A

Schedule of the financial statement balances and amounts of the VIEs and VIEs' subsidiaries

	December 31, 2013	December 31, 2014
Cash and cash equivalents	$263,160	$1,585,091
Accounts receivable, net	1,722,001	1,225,386
Prepaid expenses and other current assets	8,805,316	7,118,735
Total current assets	10,790,477	9,929,212
Property and equipment, net	2,692,457	1,589,833
Other non-current assets	7,649,731	7,463,706
Total non-current assets	10,342,188	9,053,539
Total assets	$21,132,665	$18,982,751
Short term loan	1,651,880	—
Accounts payable	13,437,234	22,679,754
Accrued expenses and other current liabilities	24,118,536	19,770,435
Advance from customers	28,690,785	22,703,718
Amounts due to related parties	26,254,333	403,585
Income tax payable	45,199	44,100
Total current liabilities	94,197,967	65,601,592
Amounts due to related parties	—	61,715,277
Total non-current liabilities	—	61,715,277
Total liabilities	$94,197,967	$127,316,869

	Years ended December 31,
	2012	2013	2014
Net revenues	$27,791,703	$36,253,309	$30,073,452
Net loss	$(14,135,152)	$(13,853,713)	$(23,197,851)

	Years ended December 31,
	2012	2013	2014
Net cash provided by/ (used in) operating activities	$10,959,596	$(13,892,405)	$(17,377,370)
Net cash used in investing activities	(1,029,900)	(754,917)	(420,341)
Net cash provided by financing activities	$5,089,533	$16,119,244	$33,235,682